EQUITY	6 Months Ended
Jun. 30, 2022
Equity [abstract]
EQUITY	EQUITY
Our company’s equity is comprised of the following shares:

	Class C shares
	Shares outstanding (Shares)[1]	Share capital (US$ Millions)
Balance at January 1, 2021	2,103,677	$53
Share issuance	—	—
Balance at December 31, 2021 and June 30, 2022	2,103,677	$53
1.Shares outstanding have been adjusted to effect for the change in shares due to the stock split. See Note 11, Financial Liabilities.
Our company’s share capital is comprised of exchangeable shares, class B shares and class C shares. Due to the exchange feature of the exchangeable shares and the cash redemption feature of the class B and class C shares, the exchangeable shares, the class B shares, and the class C shares are classified as financial liabilities. However, class C shares, the most subordinated of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 11, Financial Liabilities, for further details related to exchangeable and class B shares.